Basis of Presentation	2 Months Ended	4 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Basis of Presentation

2.	Basis of Presentation

Statement of Compliance

The financial statements of the Company have been prepared in accordance with in accordance with International Accounting Standards (“IAS”) and International Financial Reporting Standard (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Adoption of amendments to IAS and IFRS

During the financial period, the Company adopted the following applicable amendments to IFRS issued by IASB:

IFRS 17	Insurance Contracts
Amendments to IFRS 17	Insurance Contracts
Amendments to IFRS 17	Initial Application of IFRS 17 and IFRS 9 - Comparative information
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies
Amendments to IAS 8	Definition of Accounting Estimates
Amendments to IFRS 1 and IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction

The adoption of these amendments to standards did not have any significant impact on the financial statements of the Company except for:

Amendments to IAS 1 and IFRS Practice Statement 2 Disclosure of Accounting Policies

The Company has adopted the amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Materiality Practice Statement for the first time in the current financial period. The amendments change the requirements in IAS 1 Presentation of Financial Statements with regard to disclosure of accounting policies. The amendments replace all instances of the term “significant accounting policies” with “material accounting policy information”. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.

2.	Basis of Presentation (Cont’d)

Adoption of amendments to IAS and IFRS (Cont’d)

Amendments to IAS 1 Presentation of Financial Statements are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions is immaterial and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material.

The amendments have no effect on the measurement, recognition or presentation of any items in the Company’s financial statements but affect the disclosure of accounting policies.

New IFRS and amendments to IAS and IFRSs in issue but not yet effective

The Company has not applied the following new IFRS and amendments to IAS and IFRS that have been issued by the IASB but are not yet effective for the Company.

Effective dates for financial periods beginning on or after

Amendments to IFRS 16	Lease Liability in a Sale and Leaseback	1 January 2024
Amendments to IAS 1	Classification of Liabilities as Current or Non-Current	1 January 2024
Amendments to IAS 1 and Practice Statement 2	Non-current Liabilities with Covenants	1 January 2024
Amendments to IFRS 107 and IFRS 7	Supplier Finance Agreements	1 January 2024
Amendments to IFRS 121	Lack of Exchangeability	1 January 2025
Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments	1 January 2026
IFRS 18	Presentation and Disclosure in Financial Statements	1 January 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	1 January 2027
Amendments to IFRS 10 and IAS 28	Sales or Contribution of between an Investor and its Associate or Joint Venture	Deferred until further notice

The directors anticipate that the abovementioned new IFRS and amendments to IFRSs will be adopted in the annual financial statements of the Company when they become effective, if applicable, and that the adoption of the new IFRS and amendments to IFRS will have no material impact on the financial statements of the Company in the period of initial application.

Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Basis of Presentation

2.	Basis of Presentation

Statement of Compliance

The financial statements of the Group have been prepared in accordance with in accordance with International Accounting Standards (“IAS”) and International Financial Reporting Standard (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Adoption of amendments to IAS and IFRS

During the financial year, the Group adopted the following applicable amendments to IFRS issued by IASB:

IFRS 17	Insurance Contracts
Amendments to IFRS 17	Insurance Contracts
Amendments to IFRS 17	Initial Application of MFRS 17 and MFRS 9 - Comparative information
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies
Amendments to IAS 8	Definition of Accounting Estimates
Amendments to IFRS 1 and IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction

2.	Basis of Presentation (Cont’d)

Adoption of amendments to IAS and IFRS (Cont’d)

The adoption of these amendments to standards did not have any significant impact on the financial statements of the Group except for:

Amendments to IAS 1 and IFRS Practice Statement 2 Disclosure of Accounting Policies

The Group has adopted the amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Materiality Practice Statement for the first time in the current financial year. The amendments change the requirements in IAS 1 Presentation of Financial Statements with regard to disclosure of accounting policies. The amendments replace all instances of the term “significant accounting policies” with “material accounting policy information”. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.

Amendments to IAS 1 Presentation of Financial Statements are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions is immaterial and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material.

The amendments have no effect on the measurement, recognition or presentation of any items in the Group’s financial statements but affect the disclosure of accounting policies.

New IFRS and amendments to IAS and IFRSs in issue but not yet effective

The Group has not applied the following new IFRS and amendments to IAS and IFRS that have been issued by the IASB but are not yet effective for the Group.

Effective dates for financial periods beginning on or after

Amendments to IFRS 16	Lease Liability in a Sale and Leaseback	1 January 2024
Amendments to IAS 1	Classification of Liabilities as Current or Non-Current	1 January 2024
Amendments to IAS 1 and Practice Statement 2	Non-current Liabilities with Covenants	1 January 2024
Amendments to IFRS 107 and IFRS 7	Supplier Finance Agreements	1 January 2024
Amendments to IFRS 121	Lack of Exchangeability	1 January 2025
Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments	1 January 2026
IFRS 18	Presentation and Disclosure in Financial Statements	1 January 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	1 January 2027
Amendments to IFRS 10 and IAS 28	Sales or Contribution of between an Investor and its Associate or Joint Venture	Deferred until further notice

2.	Basis of Presentation (Cont’d)

New IFRS and amendments to IAS and IFRSs in issue but not yet effective (Cont’d)

The directors anticipate that the abovementioned new IFRS and amendments to IFRSs will be adopted in the annual financial statements of the Group when they become effective, if applicable, and that the adoption of the new IFRS and amendments to IFRS will have no material impact on the financial statements of the Group in the period of initial application.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Basis of Presentation

2.	Basis of Presentation

Statement of Compliance

The financial statements of the Company have been prepared in accordance with in accordance with International Accounting Standards (“IAS”) and International Financial Reporting Standard (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Adoption of amendments to IAS and IFRS

During the financial period, the Company adopted the following applicable amendments to IFRS issued by IASB:

IFRS 17	Insurance Contracts
Amendments to IFRS 17	Insurance Contracts
Amendments to IFRS 17	Initial Application of IFRS 17 and IFRS 9 - Comparative information
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies
Amendments to IAS 8	Definition of Accounting Estimates
Amendments to IFRS 1 and IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction

The adoption of these amendments to standards did not have any significant impact on the financial statements of the Company except for:

Amendments to IAS 1 and IFRS Practice Statement 2 Disclosure of Accounting Policies

The Company has adopted the amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Materiality Practice Statement for the first time in the current financial period. The amendments change the requirements in IAS 1 Presentation of Financial Statements with regard to disclosure of accounting policies. The amendments replace all instances of the term “significant accounting policies” with “material accounting policy information”. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.

2.	Basis of Presentation (Cont’d)

Adoption of amendments to IAS and IFRS (Cont’d)

Amendments to IAS 1 Presentation of Financial Statements are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions is immaterial and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material.

The amendments have no effect on the measurement, recognition or presentation of any items in the Company’s financial statements but affect the disclosure of accounting policies.

New IFRS and amendments to IAS and IFRSs in issue but not yet effective

The Company has not applied the following new IFRS and amendments to IAS and IFRS that have been issued by the IASB but are not yet effective for the Company.

Effective dates for financial periods beginning on or after

Amendments to IFRS 16	Lease Liability in a Sale and Leaseback	1 January 2024
Amendments to IAS 1	Classification of Liabilities as Current or Non-Current	1 January 2024
Amendments to IAS 1 and Practice Statement 2	Non-current Liabilities with Covenants	1 January 2024
Amendments to IFRS 107 and IFRS 7	Supplier Finance Agreements	1 January 2024
Amendments to IFRS 121	Lack of Exchangeability	1 January 2025
Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments	1 January 2026
IFRS 18	Presentation and Disclosure in Financial Statements	1 January 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	1 January 2027
Amendments to IFRS 10 and IAS 28	Sales or Contribution of between an Investor and its Associate or Joint Venture	Deferred until further notice

The directors anticipate that the abovementioned new IFRS and amendments to IFRSs will be adopted in the annual financial statements of the Company when they become effective, if applicable, and that the adoption of the new IFRS and amendments to IFRS will have no material impact on the financial statements of the Company in the period of initial application.